Shareholders’ Equity - Schedule of Common Shares Issued and Outstanding (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity
Shares issued for cash on exercise of options (shares)		88,082	76,177
Balance, beginning of year		$ 7,215
Balance at end of year		$ 7,041	$ 7,215
Common stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (shares)		279,074,685	275,224,066
Shares issued for cash on exercise of options (shares)		88,082	76,177
Shares issued under DRIP (shares)		331,532	3,774,442
Ending balance (shares)		279,500,000	279,074,685
Balance, beginning of year		$ 6,719	$ 6,654
Shares issued for cash on exercise of options		1	1
Deferred taxes on share issuance cost		(3)	(4)
Shares issued under DRIP	[1]	6	68
Balance at end of year		$ 6,723	$ 6,719

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan (DRIP). The plan was suspended in December 2019, with the December dividend (paid January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP.